Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Related Parties

Name of related parties	Relationship with the Company
Luo Min	Founder, chief executive officer and controlling shareholder of the Company
Alipay.com Co., Ltd.	Company controlled by party that has significant influence over the Company before December 8, 2018
Zhima Credit Management Co., Ltd.	Company controlled by party that has significant influence over the Company before December 8, 2018
Ant Zhixin (Hangzhou) Information Technology Co., Ltd.	Company controlled by party that has significant influence over the Company before December 8, 2018
Guosheng Financial Holding Inc.	Company controlled by Director before August 24, 2018
Guosheng Securities Asset Management Co., Ltd.	Company controlled by Director before August 24, 2018
Alibaba Cloud Computing Co., Ltd.	Company controlled by the ultimate controlling individual of shareholder before December 8, 2018
Key management and their immediate families	The Company’s key management and their immediate families

Schedule of Transactions with Related Parties	Transactions with related parties

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cost of revenues
Alipay.com Co., Ltd.	58,835,038	—	—	—
Zhima Credit Management Co., Ltd.	9,265,375	—	—	—
Alibaba Cloud Computing Co., Ltd.	30,297,435	—	—	—
Ant Zhixin (Hangzhou) Information Technology Co., Ltd.	1,095,684	—	—	—
Guosheng Financial Holding Inc.	42,900,685	—	—	—
Guosheng Securities Asset Management Co., Ltd.	5,216,614	—	—	—

	147,610,831	—	—	—

Sales and marketing Alipay.com Co., Ltd.	32,542,281	—	—	—